Fees Summary	Aug. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,731,123.65
Total Fee Amount	2,034.37
Total Offset Amount	0.00
Net Fee	$ 2,034.37
Offering Table N/A
Offset Table N/A	N/A